FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash at bank
Interest bearing assets
Financial assets		$ 365
Currency swaps
Interest bearing assets
Financial assets		253
Total assets
Interest bearing assets
Financial assets		618
Total assets | Floating rate
Interest bearing assets
Financial assets		618
US Dollar | Cash at bank
Interest bearing assets
Financial assets	$ 181	289
US Dollar | Currency swaps
Interest bearing assets
Financial assets	96	60
US Dollar | Total assets
Interest bearing assets
Financial assets	277	349
US Dollar | Total assets | Floating rate
Interest bearing assets
Financial assets	277	349
Other | Cash at bank
Interest bearing assets
Financial assets	96	76
Other | Currency swaps
Interest bearing assets
Financial assets	119	193
Other | Total assets
Interest bearing assets
Financial assets	215	269
Other | Total assets | Floating rate
Interest bearing assets
Financial assets	$ 215	$ 269